Summary of Significant Accounting Policies and Other (Tables)	12 Months Ended
Jan. 31, 2013
Accounting Policies [Abstract]
Estimated Useful Lives of Assets

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, as follows:

Years
Buildings and leasehold improvements	10-40
Computer equipment and software	3-7
Furniture, fixtures and equipment	3-10
Vehicles	3-10